Investments (Details Textuals 23) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Carrying value of mortgage loans issued by the Company to real estate joint ventures that the Company has an investment	$ 286	$ 283